Consolidated Balance Sheets - USD ($)		Dec. 31, 2025	Dec. 31, 2024
CURRENT ASSETS:
Cash and cash equivalents		$ 6,717,787	$ 2,467,638
Accounts receivable, net		5,906,938	3,840,120
Inventories		5,497,426	5,300,458
Deferred offering costs, current			1,482,558
Prepayments and other current assets		96,086	159,570
TOTAL CURRENT ASSETS		18,230,893	13,251,374
NON-CURRENT ASSETS:
Property, plant, and equipment, net		4,248,793	3,037,312
Land-use rights, net		2,175,012	2,130,164
Intangible assets, net		40,315	43,773
Finance lease assets		76,535
Deferred tax assets		5,804	5,169
TOTAL NON-CURRENT ASSETS		6,546,459	5,216,418
TOTAL ASSETS		24,777,352	18,467,792
CURRENT LIABILITIES:
Accounts payable		3,286,866	3,132,613
Bank loans		4,618,839	4,630,581
Contract liabilities		8,674	1,712
Accrued expenses and other payables		347,598	190,645
Warranty liabilities		25,941	31,602
Income taxes payable			27,337
Current finance lease liabilities		57,326
TOTAL CURRENT LIABILITIES		8,627,115	8,201,258
NON-CURRENT LIABILITIES:
Finance lease liabilities		15,368
TOTAL NON-CURRENT LIABILITIES		15,368
TOTAL LIABILITIES		8,642,483	8,201,258
COMMITMENTS AND CONTINGENCIES (NOTE 22)
SHAREHOLDERS’ EQUITY
Additional paid-in capital		17,727,063	7,037,503
Statutory reserve		361,083	361,083
Retained earnings		(2,244,434)	3,201,818
Accumulated other comprehensive loss		289,267	(335,120)
TOTAL SHAREHOLDERS’ EQUITY		16,134,869	10,266,534
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY		24,777,352	18,467,792
Class A Ordinary Share
SHAREHOLDERS’ EQUITY
Ordinary shares value	[1]	640
Class B Ordinary Share
SHAREHOLDERS’ EQUITY
Ordinary shares value	[1]	1,250	1,250
Related Party
CURRENT ASSETS:
Amounts due from related parties		12,656	1,030
CURRENT LIABILITIES:
Amounts due to related parties		$ 281,871	$ 186,768

[1]	The share amounts are presented on a retrospective basis.